Non-cash operating items (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Changes In Non Cash Operating Items [Abstract]
Changes in Non-Cash Operating Items
The changes in non-cash operating items consist of the following:

	2020	2019
Accounts receivable	$(52,778)	$(20,857)
Fuel and natural gas in storage	237	13,985
Supplies and consumables inventory	1,058	(6,028)
Income taxes recoverable	(3,440)	17,796
Prepaid expenses	(15,411)	(7,501)
Accounts payable	40,885	63,854
Accrued liabilities	(29,150)	8,872
Current income tax liability	3,818	(5,016)
Asset retirements and environmental obligations	3,562	(2,494)
Net regulatory assets and liabilities	(26,260)	(2,308)
	$(77,479)	$60,303